Business Combinations (Purchase Price Components Narrative) (Details) - USD ($)	1 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Business Combinations Purchase Price Components Narrative Details
Acquisition costs		$ 831,737
Business Acquisition, Description of Acquired Entity

On December 31, 2014, the Company purchased certain alfalfa research and production facilities and conventional (non-GMO) alfalfa germplasm assets (and assumed certain related liabilities) of DuPont Pioneer. The acquisition expanded the Company's production capabilities, diversified its product offerings and provided access to new distribution channels.

The Pioneer Acquisition was consummated pursuant to the terms of an asset purchase and sale agreement. The purchase price under the Agreement was up to $42,000,000, consisting of $27,000,000 in cash (payable at closing), a three year secured promissory note (the "Note") payable by the Company to DuPont Pioneer in the initial principal amount of $10,000,000 (issued at closing), and a potential earn-out payment (payable as an increase in the principal amount of the Note) of up to $5,000,000 based on S&W sales under distribution and production agreements as well as other Company sales of products containing the acquired germplasm in the three-year period following the closing. The Note accrues interest at a rate of 3% per annum and interest will be payable in three annual installments, in arrears, commencing on December 31, 2015. Principal on the Note is payable at maturity on December 31, 2017.

The Pioneer Acquisition has been accounted for as a business combination, and the Company valued and recorded all assets acquired and liabilities assumed at their estimated fair values on the date of the Pioneer Acquisition.

The current liabilities assumed relate to inventory acquired in the acquisition. Subsequent to December 31, 2014, the Company determined that at the acquisition date, the seller had already paid the third party growers $9,684,646 for the inventory acquired in the acquisition. As a result, the carrying amount of the current liabilities assumed was retrospectively decreased by $9,684,646 on December 31, 2014, due to this new information, with a corresponding increase to the acquisition-date fair value of the consideration transferred. In addition, subsequent to the issuance of the December 31, 2014 financial statements, the Company obtained final support to adjust the estimates previously made on inventory purchases and grower payables assumed as well as acquired property, plant and equipment and intangible assets. The excess of the purchase price over the fair value of the net assets acquired, amounting to $5,353,317, was recorded as goodwill on the consolidated balance sheet. The primary item that generated goodwill was the premium paid by the Company for the ability to control the acquired business, technology, and the assembled workforce of Pioneer. Goodwill is not amortized for financial reporting purposes, but is amortized for tax purposes.

Management assigned fair values to the identifiable intangible assets through a combination of the relief from royalty method and the multi-period excess earnings method. The contingent consideration requires the Company to increase the principal amount of the Seller note by up to an additional $5,000,000 if the Company meets certain performance metrics during the three year period following the acquisition. The fair value of the contingent consideration arrangement at the acquisition date was $2,004,000. The fair value of the contingent consideration was estimated using a probability-weighted cash flow model. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement. The key assumptions in applying the income approach were as follows: 24% present value discount factor and probability adjusted revenue assumptions based on the number of expected units produced. As of June 30, 2015, the estimated fair value of the contingent consideration is $2,078,000. The increase in the estimated fair value is recorded as an expense in the statement of operations.

The Company incurred $863,048 of acquisition costs associated with the Pioneer Acquisition that have been recorded in selling, general and administrative expenses on the consolidated statement of operations. The newly acquired business generated revenues of approximately $27.9 million during the year ended June 30, 2015.

In the transaction, DuPont Pioneer retained ownership of its GMO (genetically modified) alfalfa germplasm and related intellectual property assets, as well as the right to develop new GMO-traited alfalfa germplasm. The retained GMO germplasm assets incorporate certain GMO traits that are licensed to DuPont Pioneer from third parties (the "Third Party GMO Traits"). The Company was interested in acquiring the GMO assets at the time it acquired the conventional (non-GMO) alfalfa seed assets, and DuPont Pioneer was interested in selling those assets, but terms could not be agreed-upon, in part because of the need for agreements with the third parties from whom the Third Party GMO Traits are licensed.

The agreements related to the Pioneer Acquisition provide that both the Company and DuPont Pioneer will work towards obtaining the necessary consents from and agreements with third parties such that the GMO assets can be transferred from DuPont Pioneer to the Company. If such consents and agreements are obtained before November 30, 2017, the Company has committed to buy and DuPont Pioneer has committed to sell the GMO assets at a price of $7,000,000 on or before December 29, 2017.